Taxes (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Income Tax Disclosure [Abstract]
Current		$ 5,425
Deferred		(39,494)
Provision for income taxes		$ (34,069)